Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Member]
Schedule of Income Tax Expense (Benefit)
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Current tax:
Current tax on profits for the year	$4,529,365	$2,174	$1,167
Prior year income tax overestimation	-	(1,829)	-
Total current tax	4,529,365	345	1,167

Deferred tax:
Origination and reversal of temporary differences	(1,013,375)	430,023	(239,612)
Income tax expense (benefit)	$3,515,990	$430,368	$(238,445)

Schedule of Reconciliation between Income Tax Expense (Benefit) and Accounting Loss	Reconciliation between income tax expense (benefit) and profit (loss) before income tax:
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Tax calculated based on gain (loss) before tax and statutory tax rate (Note)	$4,286,824	$(2,267,658)	$(1,398,565)
Prior year income tax overestimation	-	(1,829)	-
Effects from items disallowed by tax regulation	913,745	85,387	108,574
Utilization of previously unrecognized tax losses	(3,017,084)	-	-
Temporary differences not recognized	1,308,011	-	-
Taxable loss not recognized as deferred tax assets	24,494	2,614,468	1,051,546
Income tax expense (benefit)	$3,515,990	$430,368	$(238,445)

Note: The basis for computing the applicable tax rate are the rates applicable in the respective countries where the Group entities operate.

Schedule of Deferred Tax Assets or Liabilities as a result of Temporary differences and Loss Carryforwards	Amounts of deferred tax assets or liabilities as a result of temporary differences and loss carryforwards are as follows:
	2023
	January 1	Recognized in profit or loss	Translation differences	December 31
Temporary differences:
Deferred tax assets:
Provisions	$29,905	$876,300	$13,428	$919,633
Unrealized exchange loss	-	49,807	761	50,568
	29,905	926,107	14,189	970,201
Deferred tax liabilities:
Prepayment of pension	(62,036)	2,288	(59)	(59,807)
Unrealized exchange gain	(86,147)	84,980	1,167	-
	(148,183)	87,268	1,108	(59,807)
	$(118,278)	$1,013,375	$15,297	$910,394
	2022
	January 1	Recognized in profit or loss	Translation differences	December 31
Temporary differences:
Deferred tax assets:
Employee share options	$179,549	$(166,750)	$(12,799)	$-
Unrealized exchange loss	116,315	(108,025)	(8,290)	-
Tax losses carryforward	62,675	(58,208)	(4,467)	-
Provisions	51,664	(17,168)	(4,591)	29,905
	410,203	(350,151)	(30,147)	29,905
Deferred tax liabilities:
Prepayment of pension	(68,151)	(627)	6,742	(62,036)
Unrealized exchange gain	(10,251)	(79,245)	3,349	(86,147)
	(78,402)	(79,872)	10,091	(148,183)
	$331,801	$(430,023)	$(20,056)	($118,278)

Schedule of Expiration Dates of Unused Tax Losses and Amounts of Unrecognized Deferred Tax Assets	Expiration dates of unused tax losses and amounts of unrecognized deferred tax assets are as follows:
	December 31, 2023
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized amount	Expiry year
2016	$335,863	$335,863	$335,863	2026
2018	265,902	265,902	265,902	2028
2020	1,391,266	1,391,266	1,391,266	2030
2021	462,800	462,800	462,800	2031
2022	2,382,650	2,382,650	2,382,650	2032
2023	151,691	151,691	151,691	2033
	$4,990,172	$4,990,172	$4,990,172
	December 31, 2022
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized amount	Expiry year
2016	$607,999	$607,999	$607,999	2026
2017	2,006,095	2,006,095	2,006,095	2027
2018	1,357,953	1,357,953	1,357,953	2028
2020	4,771,824	4,771,824	4,771,824	2030
2021	2,558,560	2,558,560	2,558,560	2031
2022	9,490,794	9,490,794	9,490,794	2032
	$20,793,225	$20,793,225	$20,793,225